Leasehold Improvements and Equipment (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Leasehold Improvements And Equipment 1		$ 125,000
Leasehold Improvements And Equipment 1	$ 339